Organization and Business Operations and Going Concern and Management's Plan (Details)																1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Apr. 14, 2023 USD ($) $ / shares shares	Mar. 10, 2023 USD ($) $ / shares shares	Nov. 22, 2022 USD ($)	Nov. 22, 2022 USD ($) shares	Nov. 22, 2022 USD ($)	Nov. 22, 2022 USD ($)	Nov. 22, 2022 USD ($) item	Nov. 22, 2022 USD ($) $ / MT	Nov. 22, 2022 USD ($) director	Nov. 22, 2022 USD ($) $ / m	Mar. 17, 2022 USD ($) $ / shares shares	Sep. 16, 2021 USD ($) shares	Sep. 03, 2021 USD ($) $ / shares shares	Aug. 02, 2021 USD ($) $ / shares shares	Mar. 11, 2021 item	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Feb. 28, 2023 USD ($)	Jan. 09, 2023 USD ($) $ / shares shares	May 24, 2022 USD ($) $ / shares shares	May 06, 2022 USD ($) $ / shares shares	Apr. 13, 2022 USD ($)	Mar. 31, 2022 shares
CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Condition for future business combination number of businesses minimum | item															1				1
Purchase price, per unit | $ / shares		$ 10.00															$ 10.00		$ 10.00
Forfeiture of 558,805 founder shares (in shares) | shares												558,805						558,805
Transaction cost in accumulated deficit													$ 1,984,130
Deferred underwriting discount																		$ 9,280,173		$ 9,280,173
Other expenses													1,984,130
Temporary equity													$ 24,729,441
Payments for investment in Trust Account																	$ 265,147,800		$ 265,147,800
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account																	80		80
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination																	50		50
Condition for future business combination use of proceeds percentage														100			100
Redemption of shares calculated based on business days prior to consummation of business combination (in days)																	2 days		2 days
Condition for future business combination threshold Net Tangible Assets																			$ 100,000
Business combination period																	24 months
Redemption period upon closure																	24 months
Threshold business days for redemption of public shares																	10 days
Maximum allowed dissolution expenses																	$ 100,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)																	100.00%
Percentage of beneficial ownership interest, right to appoint one director					10.00%
Cash																	$ 35,075	954,974	42,314	$ 954,974
Amount outstanding																			$ 786,096
Number of shares issued | shares		1,500,000
Aggregate purchase price		$ 15,000,000																$ 25,000
CIK0001853021 Metals Acquisition Corp | Syndicated facility agreement | Senior Syndicated Facility
Organization and Business Operations and Going Concern and Management's Plan
Acquisition term loan																					$ 205,000,000
CIK0001853021 Metals Acquisition Corp | Mezz Facility
Organization and Business Operations and Going Concern and Management's Plan
Variable margin		2.00%
Mezzanine loan facility		$ 135,000,000
CIK0001853021 Metals Acquisition Corp | Mezz Facility | Subsequent Event
Organization and Business Operations and Going Concern and Management's Plan
Variable margin		2.00%
Mezzanine loan facility		$ 135,000,000
CIK0001853021 Metals Acquisition Corp | Subscription Agreements | Subsequent Event
Organization and Business Operations and Going Concern and Management's Plan
Ordinary shares, par value | $ / shares	$ 0.0001
Purchase price, per unit | $ / shares	$ 10.00
Number of shares issued | shares	11,362,506
Aggregate purchase price	$ 113,625,060
Aggregate number of shares agreed to transfer | shares	11,362,506
CIK0001853021 Metals Acquisition Corp | Subscription Agreements | Subsequent Event | Chief Executive Officer
Organization and Business Operations and Going Concern and Management's Plan
Aggregate purchase price	$ 1,500,000
CIK0001853021 Metals Acquisition Corp | Subscription Agreements | Subsequent Event | Chief Financial Officer
Organization and Business Operations and Going Concern and Management's Plan
Aggregate purchase price	250,000
CIK0001853021 Metals Acquisition Corp | Subscription Agreements | Subsequent Event | Director
Organization and Business Operations and Going Concern and Management's Plan
Aggregate purchase price	$ 50,000
Convertible Debt [Member] | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Maximum borrowing capacity of related party promissory note																									$ 1,200,000
Glencore | CIK0001853021 Metals Acquisition Corp | SSA Amendment
Organization and Business Operations and Going Concern and Management's Plan
Option to scale down, value of shares						$ 0
Maximum amount of deferred cash payment out of net proceeds from the equity raise			$ 75,000,000	$ 75,000,000	$ 75,000,000	75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
Maximum percentage of deferred cash payment on net proceeds from the equity raise					50.00%
SSA | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Ordinary shares, par value | $ / shares											$ 0.0001
Percentage of issued share capital											100.00%
Percentage of royalty											1.50%
Consideration transferred											$ 1,050,000,000
Stock Issued During Period, Value, Acquisitions											$ 50,000,000
Stock Issued During Period, Shares, Acquisitions | shares											5,000,000
CMPL | Glencore | SSA Amendment
Organization and Business Operations and Going Concern and Management's Plan
Period for payment of deferred cash and applicable interest from Closing			12 months
Number of directors, right to appoint | director									1
CMPL | Glencore | CIK0001853021 Metals Acquisition Corp | SSA
Organization and Business Operations and Going Concern and Management's Plan
Percentage of issued share capital											100.00%
Cash consideration											$ 1,050,000,000
Consideration, value of shares											$ 50,000,000
Consideration, number of shares | shares											5,000,000
Percentage of royalty											1.50%
CMPL | Glencore | CIK0001853021 Metals Acquisition Corp | SSA Amendment
Organization and Business Operations and Going Concern and Management's Plan
Option to scale down, value of shares						0
Deferred cash payment			$ 75,000,000	75,000,000	$ 75,000,000	75,000,000	75,000,000	75,000,000	$ 75,000,000	75,000,000
Period for payment of deferred cash and applicable interest from Closing			12 months
Period for calculating VWAP			20 days
Milestones payment period			3 years
Total contingent payment in cash			$ 150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000
Amount of each contingent payment			75,000,000	75,000,000	$ 75,000,000	75,000,000	$ 75,000,000	75,000,000	$ 75,000,000	75,000,000
Number of directors, right to appoint | director									1
Number of contingent payments | item							2
Percentage of discount on issuance of additional New MAC Ordinary Shares					30.00%
Maximum amount of deferred cash payment out of net proceeds from the equity raise			$ 75,000,000	$ 75,000,000	$ 75,000,000	75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
Maximum percentage of deferred cash payment on net proceeds from the equity raise					50.00%
Warrants [Member] | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Issuance costs																	$ 1,984,130
Private Placement Warrants | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Maximum threshold period for registration statement to become effective after business combination														30 days
Public Warrants | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Exercise price of warrants | $ / shares																	$ 11.50		$ 11.50
Class A Ordinary Shares | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Ordinary shares, par value | $ / shares														$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Exercise price of warrants | $ / shares													$ 11.50	11.50									$ 11.50
Warrants issued upon conversion of notes | shares													14,373,564													14,373,564
Class A Ordinary Shares | CMPL | Glencore | CIK0001853021 Metals Acquisition Corp | SSA
Organization and Business Operations and Going Concern and Management's Plan
Ordinary shares, par value | $ / shares											$ 0.0001
Class A Ordinary Shares | Private Placement Warrants | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Price of warrant | $ / shares														$ 11.50
Number of shares per warrant | shares														1
Class A Ordinary Shares | Public Warrants
Organization and Business Operations and Going Concern and Management's Plan
Number of shares per warrant | shares																			1
Class A Ordinary Shares | Public Warrants | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Number of shares per warrant | shares																	1
Class B Ordinary Shares | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Ordinary shares, par value | $ / shares																$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued | shares																7,187,500
IPO | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Number of units sold | shares														25,000,000
Purchase price, per unit | $ / shares														$ 10.00
Proceeds from issuance initial public offering														$ 250,000,000
Underwriting fees													$ 5,302,956					$ 5,302,956		$ 5,302,956
Deferred underwriting fees																		9,280,173	$ 9,280,173	9,280,173
Number of warrants in a unit | shares														0.33
Transaction costs													26,713,571				$ 26,713,571	26,713,571	26,713,571	26,713,571
Underwriting discounts																	5,302,956		5,302,956
Deferred underwriting discount													9,280,173				9,280,173		9,280,173
Investments fair value													11,107,653
Other offering costs													$ 1,022,789				1,022,789	1,022,789	1,022,789	1,022,789
Temporary equity																	24,729,441		24,729,441
Minimum net tangible assets upon consummation of business combination																	5,000,001		5,000,001
IPO | Warrants [Member] | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Other expenses																	$ 1,984,130		$ 1,984,130
IPO | Private Placement Warrants | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Transaction costs																		1,984,130		1,984,130
IPO | Public Warrants | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Transaction costs																		$ 26,713,571		$ 26,713,571
IPO | Class A Ordinary Shares | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Ordinary shares, par value | $ / shares														$ 0.0001
Exercise price of warrants | $ / shares														$ 11.50
Number of shares per warrant | shares														1
Number of shares in a unit | shares														1
Private Placement | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Exercise price of warrants | $ / shares													$ 11.50
Price of warrant | $ / shares													$ 1.50
Proceeds from sale of Private Placement Warrants													$ 302,956
Warrants issued upon conversion of notes | shares													201,971
Number of shares per warrant | shares													1
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination																	30 days		30 days
Private Placement | CIK0001853021 Metals Acquisition Corp | Subsequent Event
Organization and Business Operations and Going Concern and Management's Plan
Purchase price, per unit | $ / shares	$ 10.00
Aggregate purchase price	$ 113,625,060
Private Placement | CIK0001853021 Metals Acquisition Corp | Subscription Agreements | Subsequent Event
Organization and Business Operations and Going Concern and Management's Plan
Ordinary shares, par value | $ / shares	$ 0.0001
Purchase price, per unit | $ / shares	$ 10.00
Number of shares issued | shares	11,362,506
Aggregate purchase price	$ 113,625,060
Private Placement | Private Placement Warrants | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Price of warrant | $ / shares														$ 1.50
Proceeds from sale of Private Placement Warrants														$ 8,000,000
Maximum threshold period for registration statement to become effective after business combination														30 days
Warrants issued upon conversion of notes | shares														5,333,333
Private Placement | Class A Ordinary Shares | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Number of shares per warrant | shares														1
Over-allotment option | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Number of units sold | shares													1,514,780	3,750,000			3,750,000		3,750,000
Proceeds from issuance initial public offering												$ 9,280,173
Maximum units to be issued | shares														3,750,000
Proceeds from issuance of units													$ 15,147,800
Underwriting fees													302,956
Deferred underwriting fees													530,173
Percentage of offering price outstanding units																	78.3		78.3
Percentage of decrease in outstanding offering units																	73.8		73.8
Underwriting discounts													302,956
Deferred underwriting discount													$ 530,173
Over-allotment option | Class A Ordinary Shares | Private Placement Warrants | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Price of warrant | $ / shares														$ 11.50
First Contingent Payment | CMPL | Glencore | CIK0001853021 Metals Acquisition Corp | SSA Amendment
Organization and Business Operations and Going Concern and Management's Plan
Rolling period			18 months
Second Contingent Payment | CMPL | Glencore | CIK0001853021 Metals Acquisition Corp | SSA Amendment
Organization and Business Operations and Going Concern and Management's Plan
Rolling period			24 months
Minimum | CMPL | Glencore | CIK0001853021 Metals Acquisition Corp | SSA Amendment
Organization and Business Operations and Going Concern and Management's Plan
Cash consideration						775,000,000
Minimum | SOFR | CMPL | Glencore | CIK0001853021 Metals Acquisition Corp | SSA Amendment
Organization and Business Operations and Going Concern and Management's Plan
Variable margin					8.00%
Minimum | First Contingent Payment | CMPL | Glencore | CIK0001853021 Metals Acquisition Corp | SSA Amendment
Organization and Business Operations and Going Concern and Management's Plan
Average daily London Metal Exchange closing price per lb						4.25
Average daily London Metal Exchange closing price per mt								9,370		9,370
Minimum | Second Contingent Payment | CMPL | Glencore | CIK0001853021 Metals Acquisition Corp | SSA Amendment
Organization and Business Operations and Going Concern and Management's Plan
Average daily London Metal Exchange closing price per lb						4.50
Average daily London Metal Exchange closing price per mt | $ / MT								9,920
Maximum [Member] | SSA | Glencore | CIK0001853021 Metals Acquisition Corp | SSA Amendment
Organization and Business Operations and Going Concern and Management's Plan
Consideration, number of shares | shares				10,000,000
Maximum [Member] | CMPL | Glencore | CIK0001853021 Metals Acquisition Corp | SSA Amendment
Organization and Business Operations and Going Concern and Management's Plan
Cash consideration						875,000,000
Consideration, value of shares						$ 100,000,000
Consideration, number of shares | shares				10,000,000
Maximum [Member] | SOFR | CMPL | Glencore | CIK0001853021 Metals Acquisition Corp | SSA Amendment
Organization and Business Operations and Going Concern and Management's Plan
Variable margin					12.00%
Founder shares | CIK0001853021 Metals Acquisition Corp | Subscription Agreements | Subsequent Event | Chief Executive Officer
Organization and Business Operations and Going Concern and Management's Plan
Aggregate purchase price	250,000
Founder shares | CIK0001853021 Metals Acquisition Corp | Subscription Agreements | Subsequent Event | Chief Financial Officer
Organization and Business Operations and Going Concern and Management's Plan
Aggregate purchase price	1,500,000
Founder shares | CIK0001853021 Metals Acquisition Corp | Subscription Agreements | Subsequent Event | Director
Organization and Business Operations and Going Concern and Management's Plan
Aggregate purchase price	$ 50,000
Founder shares | Class B Ordinary Shares | CIK0001853021 Metals Acquisition Corp | Subsequent Event
Organization and Business Operations and Going Concern and Management's Plan
Number of shares issued | shares	517,500
Sponsor | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Pursuant to anchor investment | shares																	1,272,500		1,272,500
Sponsor | Unsecured Convertible Promissory Note, 2023 [Member] | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Debt instrument, aggregate price																						$ 300,000
Sponsor | Private Placement Warrants | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Exercise price of warrants | $ / shares																								$ 11.50
Number of shares per warrant | shares																								1
Amount borrowed																	$ 0		$ 0
Sponsor | Class B Ordinary Shares | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Ordinary shares, par value | $ / shares																	$ 0.004	$ 0.004	$ 0.004	$ 0.004
Forfeiture of 558,805 founder shares (in shares) | shares												558,805
Aggregate purchase price																	$ 25,000		$ 25,000	$ 25,000
Sponsor | Private Placement | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Price of warrant | $ / shares														$ 1.50
Proceeds from sale of Private Placement Warrants														$ 8,000,000
Sponsor | Convertible Promissory Note [Member] | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Price of warrant | $ / shares																								$ 1.50
Maximum borrowing capacity of related party promissory note																								$ 1,200,000
Amount borrowed																	$ 1,200,000							$ 1,200,000
Sponsor | Convertible Promissory Note [Member] | Private Placement Warrants | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Warrants issued upon conversion of notes | shares																						200,000	800,000
Conversion of convertible note into warrants																							$ 1,200,000
Sponsor | Convertible Promissory Note [Member] | Private Placement Warrants | Convertible Debt [Member] | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Conversion of convertible note into warrants																							$ 1,200,000
Sponsor | Founder shares | Class B Ordinary Shares | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Ordinary shares, par value | $ / shares																$ 0.0001
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination																20 days
Number of shares issued | shares																7,187,500
Aggregate purchase price																$ 25,000
Anchor Investors | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Purchase price, per unit | $ / shares																	$ 8.73		$ 8.73
Conversion ratio																	0.01		0.01
Purchase of offering price outstanding units | shares																	19,575,000		19,575,000
Percentage of offering price outstanding units																	78.3		78.3
Number of shares in a unit | shares																			1,272,500
Investments fair value																	$ 11,107,653		$ 11,107,653
Pursuant to anchor investment | shares																	1,272,500
Anchor Investors | IPO | CIK0001853021 Metals Acquisition Corp
Organization and Business Operations and Going Concern and Management's Plan
Investments fair value																	$ 11,107,653	$ 11,107,653	$ 11,107,653	$ 11,107,653
Offering price of the Units														78.30%
Public offering price of the Units Shares | shares														19,575,000
Green Mountain Metals, LLC | Founder shares | CIK0001853021 Metals Acquisition Corp | Subscription Agreements | Subsequent Event
Organization and Business Operations and Going Concern and Management's Plan
Aggregate number of shares agreed to transfer | shares	517,500